Financing Arrangements (Detail) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended								12 Months Ended								0 Months Ended		0 Months Ended		3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended				12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			12 Months Ended						3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended					12 Months Ended		3 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014	Apr. 26, 2013	Jul. 25, 2014 Covidien PLC	Apr. 25, 2014 Short-term Debt	Apr. 26, 2013 Short-term Debt	Apr. 25, 2014 Long-term Debt	Apr. 26, 2013 Long-term Debt	Apr. 25, 2014 Debt Instrument, Unamortized Debt Discount	Jul. 25, 2014 Line Of Credit Facility 2017	Jul. 25, 2014 Senior Notes 2010 Due 2015	Jul. 25, 2014 Senior Notes 2005 Due 2016	Jul. 25, 2014 Senior Notes 2011 Due 2016	Jul. 25, 2014 Senior Notes 2011 Due 2021	Jul. 25, 2014 Senior Notes 2012 Due 2022	Apr. 26, 2013 Senior Convertible Notes	Jul. 25, 2014 Senior Unsecured Bridge Credit Agreement Bridge Loan Parent Company	Jul. 25, 2014 Senior Unsecured Bridge Credit Agreement Bridge Loan Parent Company	Jul. 25, 2014 Senior Unsecured Cash Bridge Credit Agreement Bridge Loan IrSub	Jul. 25, 2014 Senior Unsecured Cash Bridge Credit Agreement Bridge Loan IrSub	Jul. 25, 2014 Commercial Paper	Apr. 25, 2014 Commercial Paper	Apr. 26, 2013 Commercial Paper	Apr. 25, 2014 Commercial Paper Short-term Debt	Apr. 26, 2013 Commercial Paper Short-term Debt	Apr. 25, 2014 Credit Facility	Jul. 25, 2014 Credit Facility Line Of Credit Facility 2017	Apr. 25, 2014 Credit Facility Line Of Credit Facility 2017	Feb. 28, 2014 Senior Notes Senior Notes 2014	Jul. 25, 2014 Senior Notes Senior Notes 2014 Due 2017 Floating	Apr. 25, 2014 Senior Notes Senior Notes 2014 Due 2017 Floating	Feb. 28, 2014 Senior Notes Senior Notes 2014 Due 2017 Floating	Apr. 25, 2014 Senior Notes Senior Notes 2014 Due 2017 Floating Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2014 Due 2017 Floating Long-term Debt	Jul. 25, 2014 Senior Notes Senior Notes 2014 Due 2017	Apr. 25, 2014 Senior Notes Senior Notes 2014 Due 2017	Feb. 28, 2014 Senior Notes Senior Notes 2014 Due 2017	Apr. 25, 2014 Senior Notes Senior Notes 2014 Due 2017 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2014 Due 2017 Long-term Debt	Feb. 28, 2014 Senior Notes Senior Notes 2014 Due 2017 Three-Month LIBOR	Jul. 25, 2014 Senior Notes Senior Notes 2014 Due 2024	Apr. 25, 2014 Senior Notes Senior Notes 2014 Due 2024	Feb. 28, 2014 Senior Notes Senior Notes 2014 Due 2024	Apr. 25, 2014 Senior Notes Senior Notes 2014 Due 2024 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2014 Due 2024 Long-term Debt	Jul. 25, 2014 Senior Notes Senior Notes 2014 Due 2044	Apr. 25, 2014 Senior Notes Senior Notes 2014 Due 2044	Feb. 28, 2014 Senior Notes Senior Notes 2014 Due 2044	Apr. 25, 2014 Senior Notes Senior Notes 2014 Due 2044 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2014 Due 2044 Long-term Debt	Mar. 31, 2013 Senior Notes 2013 Senior Notes	Jul. 25, 2014 Senior Notes Senior Notes 2013 Due 2018	Apr. 25, 2014 Senior Notes Senior Notes 2013 Due 2018	Apr. 26, 2013 Senior Notes Senior Notes 2013 Due 2018	Mar. 31, 2013 Senior Notes Senior Notes 2013 Due 2018	Apr. 25, 2014 Senior Notes Senior Notes 2013 Due 2018 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2013 Due 2018 Long-term Debt	Jul. 25, 2014 Senior Notes Senior Notes 2013 Due 2023	Apr. 25, 2014 Senior Notes Senior Notes 2013 Due 2023	Mar. 31, 2013 Senior Notes Senior Notes 2013 Due 2023	Apr. 25, 2014 Senior Notes Senior Notes 2013 Due 2023 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2013 Due 2023 Long-term Debt	Jul. 25, 2014 Senior Notes Senior Notes 2013 Due 2043	Apr. 25, 2014 Senior Notes Senior Notes 2013 Due 2043	Mar. 31, 2013 Senior Notes Senior Notes 2013 Due 2043	Apr. 25, 2014 Senior Notes Senior Notes 2013 Due 2043 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2013 Due 2043 Long-term Debt	Apr. 25, 2014 Senior Notes Senior Notes 2009 Due 2014	Apr. 25, 2014 Senior Notes Senior Notes 2009 Due 2014 Short-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2009 Due 2014 Short-term Debt	Jul. 25, 2014 Senior Notes Senior Notes 2009 Due 2019	Apr. 25, 2014 Senior Notes Senior Notes 2009 Due 2019	Apr. 25, 2014 Senior Notes Senior Notes 2009 Due 2019 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2009 Due 2019 Long-term Debt	Jul. 25, 2014 Senior Notes Senior Notes 2009 Due 2039	Apr. 25, 2014 Senior Notes Senior Notes 2009 Due 2039	Apr. 25, 2014 Senior Notes Senior Notes 2009 Due 2039 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2009 Due 2039 Long-term Debt	Jul. 25, 2014 Senior Notes Senior Notes 2010 Due 2020	Apr. 25, 2014 Senior Notes Senior Notes 2010 Due 2020	Apr. 25, 2014 Senior Notes Senior Notes 2010 Due 2020 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2010 Due 2020 Long-term Debt	Jul. 25, 2014 Senior Notes Senior Notes 2010 Due 2040	Apr. 25, 2014 Senior Notes Senior Notes 2010 Due 2040	Apr. 25, 2014 Senior Notes Senior Notes 2010 Due 2040 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2010 Due 2040 Long-term Debt	Jul. 25, 2014 Senior Notes Senior Notes 2012 Due 2042	Apr. 25, 2014 Senior Notes Senior Notes 2012 Due 2042	Apr. 25, 2014 Senior Notes Senior Notes 2012 Due 2042 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2012 Due 2042 Long-term Debt	Apr. 25, 2014 Senior Notes Senior Notes 2010 Due 2015	Apr. 26, 2013 Senior Notes Senior Notes 2010 Due 2015	Apr. 25, 2014 Senior Notes Senior Notes 2010 Due 2015 Short-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2010 Due 2015 Short-term Debt	Apr. 25, 2014 Senior Notes Senior Notes 2010 Due 2015 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2010 Due 2015 Long-term Debt	Jul. 25, 2014 Senior Notes Senior Notes 2005 Due 2016	Apr. 25, 2014 Senior Notes Senior Notes 2005 Due 2016	Apr. 26, 2013 Senior Notes Senior Notes 2005 Due 2016	Apr. 25, 2014 Senior Notes Senior Notes 2005 Due 2016 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2005 Due 2016 Long-term Debt	Jul. 25, 2014 Senior Notes Senior Notes 2011 Due 2016	Apr. 25, 2014 Senior Notes Senior Notes 2011 Due 2016	Apr. 26, 2013 Senior Notes Senior Notes 2011 Due 2016	Apr. 25, 2014 Senior Notes Senior Notes 2011 Due 2016 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2011 Due 2016 Long-term Debt	Jul. 25, 2014 Senior Notes Senior Notes 2011 Due 2021	Apr. 25, 2014 Senior Notes Senior Notes 2011 Due 2021	Apr. 26, 2013 Senior Notes Senior Notes 2011 Due 2021	Apr. 25, 2014 Senior Notes Senior Notes 2011 Due 2021 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2011 Due 2021 Long-term Debt	Jul. 25, 2014 Senior Notes Senior Notes 2012 Due 2022	Apr. 25, 2014 Senior Notes Senior Notes 2012 Due 2022	Apr. 26, 2013 Senior Notes Senior Notes 2012 Due 2022	Apr. 25, 2014 Senior Notes Senior Notes 2012 Due 2022 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2012 Due 2022 Long-term Debt	Apr. 25, 2014 Senior Convertible Notes Senior Convertible Notes Due 2011	Apr. 25, 2014 Senior Convertible Notes Senior Convertible Notes Due 2013	Apr. 26, 2013 Senior Convertible Notes Senior Convertible Notes Due 2013	Jul. 25, 2014 Capital Lease Obligations	Apr. 25, 2014 Capital Lease Obligations	Apr. 25, 2014 Capital Lease Obligations Short-term Debt	Apr. 26, 2013 Capital Lease Obligations Short-term Debt	Apr. 25, 2014 Capital Lease Obligations Long-term Debt	Apr. 26, 2013 Capital Lease Obligations Long-term Debt	Apr. 25, 2014 Bank Borrowings	Apr. 25, 2014 Bank Borrowings Short-term Debt	Apr. 26, 2013 Bank Borrowings Short-term Debt	Apr. 25, 2014 Bank Borrowings Long-term Debt	Apr. 26, 2013 Bank Borrowings Long-term Debt	Jul. 25, 2014 Interest Rate Swap	Apr. 25, 2014 Interest Rate Swap	Apr. 25, 2014 Interest Rate Swap Short-term Debt	Apr. 26, 2013 Interest Rate Swap Short-term Debt	Apr. 25, 2014 Interest Rate Swap Long-term Debt	Apr. 26, 2013 Interest Rate Swap Long-term Debt
Line of Credit Facility
Short-term borrowings	$ 2,477,000,000	$ 1,613,000,000	$ 910,000,000		$ 1,613,000,000	$ 910,000,000															$ 830,000,000		$ 125,000,000	$ 0	$ 125,000,000																																												$ 0	$ 550,000,000																																																				$ 14,000,000	$ 14,000,000				$ 337,000,000	$ 221,000,000
Maximum credit available																					2,250,000,000	2,250,000,000					2,250,000,000	2,250,000,000
Maximum maturities																					364 days
Short-term debt, Weighted Average Original Maturity																					28 days	53 days	89 days
Debt, Weighted Average Interest Rate During Period																					0.10%	0.09%	0.18%
Additional borrowing capacity										750,000,000																750,000,000
Length of extension from maturity date																											1 year	1 year
Future funding available under debt bridge credit agreement																		2,800,000,000
General Disclosures
Debt Instrument, Term																	364 days		60 days
Additional Cash required to finance the cash component of transaction				13,200,000,000
Future funding available under cash bridge credit agreement																				13,500,000,000
Long-term debt	10,323,000,000	10,315,000,000	9,741,000,000				10,315,000,000	9,741,000,000																						250,000,000	250,000,000		250,000,000	0	250,000,000	250,000,000		250,000,000	0		850,000,000	850,000,000		850,000,000	0	650,000,000	650,000,000		650,000,000	0		1,000,000,000	1,000,000,000			1,000,000,000	1,000,000,000	1,250,000,000	1,250,000,000		1,250,000,000	1,250,000,000	750,000,000	750,000,000		750,000,000	750,000,000				400,000,000	400,000,000	400,000,000	400,000,000	300,000,000	300,000,000	300,000,000	300,000,000	1,250,000,000	1,250,000,000	1,250,000,000	1,250,000,000	500,000,000	500,000,000	500,000,000	500,000,000	400,000,000	400,000,000	400,000,000	400,000,000			1,250,000,000	0	0	1,250,000,000	600,000,000	600,000,000		600,000,000	600,000,000	500,000,000	500,000,000		500,000,000	500,000,000	500,000,000	500,000,000		500,000,000	500,000,000	675,000,000	675,000,000		675,000,000	675,000,000				136,000,000	139,000,000			139,000,000	152,000,000				0	3,000,000	71,000,000	56,000,000	12,000,000	0	56,000,000	181,000,000
Stated interest rate											3.00%	4.75%	2.625%	4.125%	3.125%																				0.875%	0.875%	0.875%				3.625%	3.625%	3.625%			4.625%	4.625%	4.625%				1.375%	1.375%		1.375%			2.75%	2.75%	2.75%			4.00%	4.00%	4.00%			4.50%			5.60%	5.60%			6.50%	6.50%			4.45%	4.45%			5.55%	5.55%			4.50%	4.50%			3.00%	3.00%					4.75%	4.75%	4.75%			2.625%	2.625%	2.625%			4.125%	4.125%	4.125%			3.125%	3.125%	3.125%			1.50%	1.625%
Debt Instrument, Maturity Date, Year																								2014						2017	2017				2017	2017					2024	2024				2044	2044					2018	2018					2023	2023				2043	2043				2014			2019	2019			2039	2039			2020	2020			2040	2040			2042	2042			2015						2016	2016				2016	2016				2021	2021				2022	2022													2015							2015
Debt Instrument, Maturity Date, Year, Earliest	2017								2017																																																																																																															2016		2014		2015		2014					2016	2015
Debt Instrument, Maturity Date, Year, Last	2044								2044																																																																																																															2025		2015		2025		2015					2022	2022
Deferred gains from interest rate swap terminations	15,000,000	20,000,000					(20,000,000)	(50,000,000)
Debt Instrument, Unamortized Discount	(24,000,000)	(25,000,000)					25,000,000	20,000,000
Principal amount											1,250,000,000	600,000,000	500,000,000	500,000,000	675,000,000														2,000,000,000			250,000,000					250,000,000						850,000,000					650,000,000			3,000,000,000				1,000,000,000					1,250,000,000					750,000,000																										1,250,000,000	1,250,000,000						600,000,000	600,000,000				500,000,000	500,000,000				500,000,000	500,000,000				675,000,000	675,000,000			2,200,000,000		2,200,000,000
Short-term borrowings	2,477,000,000	1,613,000,000	910,000,000		1,613,000,000	910,000,000															830,000,000		125,000,000	0	125,000,000																																												0	550,000,000																																																				14,000,000	14,000,000				337,000,000	221,000,000
Effective interest rate																								0.00%	0.21%								0.32%	0.00%				0.91%	0.00%					3.65%	0.00%				4.67%	0.00%			1.41%	1.41%							2.78%	2.78%				4.12%	4.12%		0.00%	4.50%			5.61%	5.61%			6.52%	6.52%			4.47%	4.47%			5.56%	5.56%			4.51%	4.51%			3.00%	0.00%	0.00%	3.00%				4.76%	4.76%				2.72%	2.72%				4.19%	4.19%				3.16%	3.16%						3.33%	3.30%	3.62%	3.59%		0.35%	0.57%		5.00%
Basis spread on debt variable rate																																								0.09%
Warrants exercise price (per share)		76.56
Common stock settled for warrants (in shares)		82
Warrants expired (in shares)		82
Carrying amount of the equity component																547,000,000
Debt Instrument, Convertible, Interest Expense, Contractual Interest Coupon																																																																																																																						35,000,000	36,000,000
Interest cost related to amortization of the discount																																																																																																																						$ 90,000,000	$ 87,000,000